Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2012
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Central Index Key	0000002691
Amendment Flag	false
Document Creation Date	Jun. 11, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013